Securities borrowed, lent and subject to repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2020
Securities borrowed, lent and subject to repurchase agreements
end of	2020	2019
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	53,910	78,835
Deposits paid for securities borrowed	25,223	28,162
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,133	106,997
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	19,736	21,741
Deposits received for securities lent	4,115	5,792
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,851	27,533

Bank
Securities borrowed, lent and subject to repurchase agreements
end of	2020	2019
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	53,910	78,835
Deposits paid for securities borrowed	25,223	28,162
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,133	106,997
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	19,829	21,849
Deposits received for securities lent	4,115	5,792
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,944	27,641